Weighted-Average Asset Allocation of Said Plan Assets for Pension Benefits (Detail) - Pension	Mar. 31, 2023
Funds managed by trust
Weighted-average asset allocation	100.00%
Government Securities
Funds managed by trust
Weighted-average asset allocation	90.10%
Debenture and bonds
Funds managed by trust
Weighted-average asset allocation	9.90%
Other
Funds managed by trust
Weighted-average asset allocation	0.00%